Critical Accounting Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Amortization term of contract assets and contract liabilities	20 months
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Amortization term of contract assets and contract liabilities	34 months